Schedule of Investments

October 31, 2020 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [95.3%] *†‡
Earthquake[3.8%]
Delancey Segregated Account	$5,174	$5,554
Efficiency[40.0%]
Broadway Segregated Account	23,436	27,865
Hollywood Segregated Account	26,361	31,221
Total Efficiency		59,086
Frequency[13.4%]
Atlantic Segregated Account	5,126	5,658
Jay Segregated Account	320	1
Ocean Segregated Account	4,700	5,683
Park Segregated Account (A)	5,089	6,380
Sunset Segregated Account	1,741	2,033
Total Frequency		19,755
Multi Peril[10.4%]
Carmelia Segregated Account	5,315	5,954
Nassau Segregated Account	4,737	5,984
Venice Segregated Account	2,551	3,459
Total Multi Peril		15,397
Non-Florida[2.7%]
Lexington Segregated Account	4,118	4,057
Opportunistic[5.9%]
Elevado Segregated Account	4,898	5,899
Trinity Segregated Account	2,058	2,797
Total Opportunistic		8,696
Wind[19.1%]
Fulton Segregated Account	3,553	3,967
Glendale Segregated Account	5,107	5,415
King Segregated Account	5,392	6,507
Madison Segregated Account	4,180	4,767
Rodeo Segregated Account	1,953	2,150
Wilshire Segregated Account	4,943	5,474
Total Wind		28,280
Total Structured Investments
(Cost $120,752)		140,825
Total Investments [95.3%]
(Cost $120,752)		$140,825

Percentages are based on net assets of $147,807 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of October 31, 2020, was $140,825 (000) and represented 95.3% of the Net Assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2020, was $140,825 (000) and represented 95.3% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A) Level 3 security in accordance with the fair value hierarchy.

Equity linked notes with a fair value of $6,380 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of October 31, 2020, when valuing the Fund’s investments (000):

Investment in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$6,380	$140,825
Total Investments in Securities	$-	$-	$6,380	$140,825

*	As of October 31, 2020, structured investments in equity linked notes with a fair value of $134,445 (000) are valued using the Special Purpose Entities Net Asset Value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of October 31, 2020 (000):

Equity Linked Notes
Beginning balance as of February 1, 2020	$4,588
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	1,064
Change in unrealized appreciation	728
Ending balance as of October 31, 2020	$6,380
Net change in unrealized appreciation attributable to Level 3 securities held at October 31, 2020	$728

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

October 31, 2020 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			83,178
United States
1 Contract (1 Cat Bond)	Live	11/2021
12 Contracts	Matured	8/2017 - 10/2020
Efficiency
Broadway			392,081
North America, Europe, Australia, Japan
82 Contracts (7 Cat Bonds)	Live	11/2020 - 12/2023
North America, Europe, Japan
133 Contracts (18 Cat Bonds)	Matured	12/2017 - 10/2020
United States
2 Contracts	Triggered	6/2021
Hollywood			465,053
North America, Europe, Australia
83 Contracts (10 Cat Bonds)	Live	11/2020 - 3/2024
North America, Europe, Japan
137 Contracts (21 Cat Bonds)	Matured	11/2017 - 10/2020
United States
2 Contracts	Triggered	6/2021
Frequency
Atlantic			84,642
United States
3 Contracts (2 Cat Bonds)	Live	12/2020 - 1/2025
6 Contracts (2 Cat Bonds)	Matured	12/2017 - 10/2020
Jay			2,350
United States
0 Contracts	Live	-
2 Contracts	Triggered	4/2018 - 6/2019
Ocean			69,083
North America
3 Contracts	Live	12/2020 - 4/2021
16 Contracts (4 Cat Bonds)	Matured	9/2017 - 10/2020
Park			82,643
North America
11 Contracts	Live	12/2020 - 5/2021
United States
11 Contracts	Matured	12/2017 - 5/2020
Sunset			31,343
United States
2 Contracts (2 Cat Bonds)	Live	11/2020 - 1/2025
8 Contracts (5 Cat Bonds)	Matured	12/2018 - 10/2020
Multi Peril
Carmelia			88,770
United States, Japan, Europe, Australia, New Zealand
1 Contract (1 Cat Bond)	Live	11/2020
8 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2020
Nassau			62,696
United States
4 Contracts (2 Cat Bonds)	Live	12/2020 - 6/2026
13 Contracts (3 Cat Bonds)	Matured	12/2017 - 10/2020
Venice			52,171
United States
3 Contracts	Live	12/2020
5 Contracts	Matured	7/2018 - 2/2020
Non-Florida
Lexington			50,076
United States
1 Contract (1 Cat Bond)	Live	1/2025
United States, Japan
13 Contracts (3 Cat Bond)	Matured	12/2017 - 10/2020
Opportunistic
Elevado			74,492
United States
5 Contracts (2 Cat Bonds)	Live	12/2020 - 2/2023
8 Contracts	Matured	12/2017 - 12/2019
Trinity			43,133
United States
3 Contracts	Live	12/2020 - 2/2021
5 Contracts (1 Cat Bond)	Matured	12/2017 - 7/2020
Wind
Fulton			55,183
United States - Florida
0 Contracts	Live	-
6 Contracts	Matured	11/2017 - 6/2020
Glendale			80,599
United States
0 Contracts	Live	-
6 Contracts	Matured	12/2017 - 12/2019
King			83,169
United States
7 Contracts (2 Cat Bonds)	Live	12/2020 - 1/2022
9 Contracts	Matured	12/2017 - 5/2020
Madison			70,470
United States
4 Contracts (2 Cat Bonds)	Live	12/2020 - 1/2025
11 Contracts (5 Cat Bonds)	Matured	11/2017 - 10/2020
Rodeo			32,384
United States, Japan, Europe
2 Contracts	Matured	12/2018
Wilshire			60,046
United States
3 Contracts (1 Cat Bond)	Live	12/2020 - 12/2023
17 Contracts (1 Cat Bond)	Matured	12/2017 - 6/2020

Disclosures

*	During the period from July 27, 2017 - October 31, 2020, the fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CITY NATIONAL ROCHDALE FUNDS | PAGE 2